                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-3275

                       Smith Barney Investment Funds Inc.
               (Exact name of registrant as specified in charter)

                      125 Broad Street, New York, NY 10004
               (Address of principal executive offices) (Zip code)

                            Christina T. Sydor, Esq.
                            300 First Stamford Place
                               Stamford, CT 06902
                     (Name and address of agent for service)

              Registrant's telephone number, including area code:

                                 (800) 451-2010

                       Date of fiscal year end: April 30
                    Date of reporting period: April 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

         The Annual Report to Stockholders is filed herewith.

                                 SMITH BARNEY
                              PREMIER SELECTIONS
                                LARGE CAP FUND

        PREMIER SELECTIONS SERIES  |  ANNUAL REPORT  |  APRIL 30, 2003



                              [LOGO] Smith Barney
                                     Mutual Funds
                 Your Serious Money. Professionally Managed./R/

         Your Serious Money. Professionally Managed./R/ is a registered service mark of Citigroup Global Markets Inc.

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

[PHOTO]
ALAN J. BLAKE
PORTFOLIO MANAGER

[PHOTO]
JOHN B. CUNNINGHAM, CFA
PORTFOLIO MANAGER


[GRAPHIC]  Premier Selections Series


 Annual Report . April 30, 2003

 SMITH BARNEY PREMIER
 SELECTIONS LARGE CAP FUND

ALAN J. BLAKE

Alan Blake has more than 25 years of securities business experience and has managed the Fund since its inception in 1999.

Education: BS from Lehigh University, MS from the State University of New York.

JOHN B. CUNNINGHAM, CFA

John B. Cunningham, CFA, has more than 15 years of securities business experience. Mr. Cunningham holds a BA from University of Virginia and an MBA from The Amos Tuck School at Dartmouth College.

FUND OBJECTIVE

The Fund seeks long-term capital growth, it seeks to achieve this objective by combining the efforts of two segment managers with different styles (Value and Growth) and to invest in the stock selections considered most attractive in the opinion of each segment manager.

FUND FACTS

FUND INCEPTION
-----------------
August 31, 1999

COMBINED INVESTMENT
INDUSTRY EXPERIENCE
-----------------
40 Years


What's Inside

Letter From the Chairman.........................   1

Manager Overview.................................   2

Fund Performance.................................   4

Historical Performance...........................   5

Schedule of Investments..........................   6

Statement of Assets and Liabilities..............   8

Statement of Operations..........................   9

Statements of Changes in Net Assets..............  10

Notes to Financial Statements....................  11

Financial Highlights.............................  15

Independent Auditors' Report.....................  17

Additional Information...........................  18


[LOGO] Smith Barney
       Mutual Funds
Your Serious Money. Professionally Managed./R/

Your Serious Money. Professionally Managed .(R) is a registered service mark of Citigroup Global Markets Inc.

Investment Products: Not FDIC Insured . Not Bank Guaranteed . May Lose Value

                           LETTER FROM THE CHAIRMAN

[PHOTO]


R. JAY GERKEN

Chairman, President and Chief Executive Officer

Dear Shareholder,

The philosopher Bertrand Russell famously remarked that, "Change is one thing, progress is another." You will notice in the following pages that we have begun to implement some changes to your shareholder report. Our aim is to make meaningful improvements in reporting on the management of your Fund and its performance, not just to enact change for change's sake. Please bear with us during this transition period.

We know that you have questions about fund managers' decisions and plans, and we want to be sure that you have easy access to the information you need. Keeping investors informed is, and always will be, one of my top priorities as Chairman of your Fund. To that end, we encourage you to go to our website: www.smithbarneymutualfunds.com/1/ where you can find additional insight on your Fund.

I invite you to read this report in full. Please take the opportunity to talk to your financial adviser about this report or any other questions or concerns you have about your Fund and your financial future. As always, thank you for entrusting your assets to us. We look forward to helping you continue to meet your financial goals. Please read on to learn more about your Fund's performance and the Manager's strategy.

Sincerely,

/s/ R Jay Gerken
R. Jay Gerken
Chairman, President and Chief Executive Officer

May 15, 2003

--------
/1/Matters referenced are not incorporated by reference unless otherwise stated.

   1 Smith Barney Premier Selections Large Cap Fund | 2003 Annual Report to
                                 Shareholders

                               MANAGER  OVERVIEW


Performance Review

For the 12 months ended April 30, 2003, Class A shares of the Smith Barney Premier Selections Large Cap Fund ("Fund"), without sales charges, returned -27.85%. The Fund performed worse than its unmanaged benchmark the Russell 1000 Index,/i/ which returned -13.46% for the same period.

Special Shareholder Notice

On February 6, 2003, John B. Cunningham assumed responsibility for the day-to-day management of the Value segment of the Fund. Mr. Cunningham has 15 years of financial securities experience.

Market Overview

The domestic equity market continued to struggle with a series of challenges during the period. Geopolitical uncertainty surrounding the conflict in Iraq served as the major impediment to economic recovery. Other significant negative economic and financial concerns included:

  . the pre-war increase of energy prices, which pressured corporate profits and consumer spending;

  . the emergence and subsequent widespread breakout of Severe Acute Respiratory Syndrome (SARS);

  . capital rationing and cutbacks in business spending in a number of industries; and

  . additional revelations of aggressive accounting deceptions and a perceived loss of confidence in financial statements and businesses.

The large cap segment of the domestic stock market suffered double-digit losses for the entire 12-month period. While the latter half of the period was generally more positive for the market, the moderate gains registered were offset by the large losses suffered in the first half. Specifically, the large cap segment of the market, as measured by the Russell 1000 Growth Index,/ii/ returned a loss of -17.87% for the first six months of the period and a gain of 4.28% for the second half.

Portfolio Update

The largest contributor to the Fund's overall performance for the 12-month period was fast-food giant McDonald's Corp. in the Consumer Discretionary sector. Also in the Consumer Discretionary sector, Comcast Corp., one of the largest cable and television satellite systems in the U.S., was the second largest positive contributor to Fund performance for the 12 months ended April 30, 2003. In the Health Care sector, drug manufacturer Merck & Co. Inc. was the third largest contributor to positive performance for the period.

Despite positive performance from a number of stocks in various sectors, detractors from performance outweighed contributors for the period. The most significant detractor from Fund performance during the period was energy producer and marketer El Paso Corp. in the Utilities sector. Also in the Utilities sector, oil and gas exploration, production and transportation company The Williams Cos., Inc. was the second-largest detractor from overall Fund performance during the period. Systems management and services provider Electronic Data Systems Corp., in the Information Technology sector, was the third biggest detractor overall from Fund performance during the period.


   2 Smith Barney Premier Selections Large Cap Fund | 2003 Annual Report to
                                 Shareholders

At the end of the period, the Fund's most heavily weighted holding was in American International Group, Inc., a leading provider of insurance and related financial services and products in the Financials sector. In the Health Care sector, pharmaceutical manufacturer Pfizer Inc. held the second largest weighting in the Fund's portfolio, followed by the Fund's holdings in Berkshire Hathaway Inc., the insurance industry operator and investment holding company affiliated with investor Warren Buffet, also in the Financials sector.

Thank you for your investment in the Smith Barney Premier Selections Large Cap Fund. We appreciate that you have entrusted us to manage your money and value our relationship with you.

Sincerely,

/s/ Alan J. Blake            /s/ John B. Cunningham
Alan J. Blake                John B. Cunningham, CFA
Vice President and           Vice President and
Investment Officer           Investment Officer

May 15, 2003

The information provided in this letter by the Manager is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of April 30, 2003 and are subject to change. Please refer to pages 6 and 7 for a list and percentage breakdown of the Fund's holdings.

--------
/i/ The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Please note that an investor cannot invest directly in an index.
/ii/The Russell 1000 Growth Index measures the performance of those Russell
    1000 Index companies with higher price-to-book ratios and higher forecasted growth values. Please note that an investor cannot invest directly in an index.

   3 Smith Barney Premier Selections Large Cap Fund | 2003 Annual Report to
                                 Shareholders

 AVERAGE ANNUAL TOTAL RETURNS+ (UNAUDITED)


                                                     Without Sales Charges/(1)/
                                                   --------------------------
                                                   Class A    Class B  Class L
-------------------------------------------------------------------------------
Twelve Months Ended 4/30/03                        (27.85)%   (28.34)% (28.34)%
-------------------------------------------------------------------------------
Inception* through 4/30/03                         (12.54)    (13.20)  (13.20)
-------------------------------------------------------------------------------
                                                     With Sales Charges/(2)/
                                                   --------------------------
                                                   Class A    Class B  Class L
-------------------------------------------------------------------------------
Twelve Months Ended 4/30/03                        (31.44)%   (31.93)% (29.74)%
-------------------------------------------------------------------------------
Inception* through 4/30/03                         (13.76)    (13.67)  (13.45)
-------------------------------------------------------------------------------

 CUMULATIVE TOTAL RETURNS+ (UNAUDITED)

                                                    Without Sales Charges/(1)/
------------------------------------------------------------------------------
Class A (Inception* through 4/30/03)                         (38.81)%
------------------------------------------------------------------------------
Class B (Inception* through 4/30/03)                         (40.49)
------------------------------------------------------------------------------
Class L (Inception* through 4/30/03)                         (40.49)
----------------------------------------------------------------------------

(1)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of the applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.
(2)Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charges of 5.00% and 1.00%, respectively; Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. Thereafter, the CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.
 * Inception date for Class A, B and L shares is August 31, 1999.
 + The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

   4 Smith Barney Premier Selections Large Cap Fund | 2003 Annual Report to
                                 Shareholders

 HISTORICAL PERFORMANCE (UNAUDITED)


Value of $10,000 Invested in Class A, B and L Shares of the
Smith Barney Premier Selections Large Cap Fund vs. Russell 1000 Index+
--------------------------------------------------------------------------------
                           August 1999 -- April 2003

                                             [CHART]

              Smith Barney Premier  Smith Barney Premier   Smith Barney Premier
               Selections Large      Selections Large       Selections Large
                    Cap Fund -            Cap Fund -             Cap Fund -
                 Class A Shares        Class B Shares         Class L Shares     Russell 1000 Index
              --------------------  --------------------   --------------------  ------------------
Aug 31, 1999        $ 9,500               $10,000               $ 9,896               $10,000
Apr 2000             10,283                10,772                10,660                11,388
Apr 2001              9,365                 9,735                 9,634                 9,773
Apr 2002              8,057                 8,305                 8,218                 8,602
Apr 30, 2003          5,813                 5,834                 5,889                 7,444



+Hypothetical illustration of $10,000 invested in Class A, B and L shares on August 31, 1999 (inception date), assuming deduction of the maximum 5.00% and 1.00% sales charges at the time of investment for Class A and L shares, respectively; and the deduction of the maximum 5.00% and 1.00% CDSC for Class B and L shares, respectively. It also assumes reinvestment of dividends and capital gains, if any, at net asset value through April 30, 2003. The Russell 1000 Index is a capitalization weighted total return index which is comprised of 1,000 of some of the larger-capitalized U.S.-domiciled companies whose common stock is traded in the United States on the New York Stock Exchange, American Stock Exchange and NASDAQ National Market. The Index is unmanaged and is not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

 All figures represent past performance and are not a guarantee of future results. The performance data represents past performance including the investment return and principal value of an investment, which will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

   5 Smith Barney Premier Selections Large Cap Fund | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS                                          APRIL 30, 2003


 SHARES                   SECURITY                    VALUE
---------------------------------------------------------------
COMMON STOCK -- 97.7%
Aerospace and Defense -- 1.4%
  141,700 Honeywell International Inc.             $  3,344,120
---------------------------------------------------------------
Broadcasting and Cable TV -- 2.9%
  207,576 Comcast Corp.*                              6,623,750
---------------------------------------------------------------
Consumer Products and Services -- 11.1%
  140,000 Altria Group, Inc.                          4,306,400
  276,300 The Gillette Co.                            8,413,335
  118,600 Kimberly-Clark Corp.                        5,902,722
  124,100 Wm. Wrigley Jr. Co.                         7,037,711
---------------------------------------------------------------
                                                     25,660,168
---------------------------------------------------------------
Diversified/Conglomerate -- 3.5%
  271,400 General Electric Co.                        7,992,730
---------------------------------------------------------------
Energy -- 3.4%
  127,000 ChevronTexaco Corp.                         7,976,870
---------------------------------------------------------------
Entertainment and Leisure -- 4.6%
  169,700 AOL Time Warner Inc.*                       2,321,496
  443,300 The Walt Disney Co.                         8,271,978
---------------------------------------------------------------
                                                     10,593,474
---------------------------------------------------------------
Financial Services -- 12.4%
  209,900 American Express Co.                        7,946,814
  156,400 The Bank of New York Co., Inc.              4,136,780
  122,600 Freddie Mac                                 7,098,540
  234,000 Merrill Lynch & Co., Inc.                   9,605,700
---------------------------------------------------------------
                                                     28,787,834
---------------------------------------------------------------
Food and Beverage -- 3.4%
  196,000 The Coca-Cola Co.                           7,918,400
---------------------------------------------------------------
Healthcare/Drugs -- 14.7%
   94,800 Bristol-Myers Squibb Co.                    2,421,192
   94,400 Eli Lilly & Co.                             6,024,608
  113,600 Merck & Co. Inc.                            6,609,248
  429,320 Pfizer Inc.                                13,201,590
  326,900 Schering-Plough Corp.                       5,916,890
---------------------------------------------------------------
                                                     34,173,528
---------------------------------------------------------------
Insurance -- 12.7%
  293,700 American International Group, Inc.         17,019,915
      178 Berkshire Hathaway Inc., Class A Shares*   12,427,070
---------------------------------------------------------------
                                                     29,446,985
---------------------------------------------------------------
Metals/Mining -- 2.5%
  251,200 Alcoa Inc.                                  5,760,016
---------------------------------------------------------------
Retail -- 9.7%
      300 Amazon.com, Inc.                                8,601
  436,400 The Home Depot, Inc.                       12,275,932
  413,700 McDonald's Corp.                            7,074,270
  194,900 Safeway Inc.*                               3,239,238
---------------------------------------------------------------
                                                     22,598,041
---------------------------------------------------------------

                      See Notes to Financial Statements.

   6 Smith Barney Premier Selections Large Cap Fund | 2003 Annual Report to
                                 Shareholders

 SCHEDULE OF INVESTMENTS (CONTINUED)                              APRIL 30, 2003


  SHARES                                          SECURITY                                            VALUE
---------------------------------------------------------------------------------------------------------------
Technology -- 9.4%
    86,300 Cisco Systems, Inc.*                                                                    $  1,297,952
   339,900 Hewlett-Packard Co.                                                                        5,540,370
   283,500 Intel Corp.                                                                                5,216,400
   181,500 Microsoft Corp.                                                                            4,640,955
   140,000 Motorola, Inc.                                                                             1,107,400
   221,600 Texas Instruments Inc.                                                                     4,097,384
---------------------------------------------------------------------------------------------------------------
                                                                                                     21,900,461
---------------------------------------------------------------------------------------------------------------
Telecommunications -- 6.0%
   920,800 AT&T Wireless Services Inc.*                                                               5,948,368
 1,454,200 Lucent Technologies Inc.*                                                                  2,617,560
   317,700 Nokia Oyj, Sponsored ADR                                                                   5,264,289
---------------------------------------------------------------------------------------------------------------
                                                                                                     13,830,217
---------------------------------------------------------------------------------------------------------------
           TOTAL COMMON STOCK
           (Cost -- $261,581,865)                                                                   226,606,594
---------------------------------------------------------------------------------------------------------------
   FACE
  AMOUNT                                          SECURITY                                            VALUE
---------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.3%
$5,343,000 State Street Bank and Trust Co., 1.200% due 5/1/03; Proceeds at maturity -- $5,343,178;
             (Fully collateralized by U.S. Treasury Notes and Bonds, 2.000% to 8.125% due 11/30/04
             to 8/15/21; Market value -- $5,460,000) (Cost -- $5,343,000)                             5,343,000
---------------------------------------------------------------------------------------------------------------
           TOTAL INVESTMENTS -- 100%
           (Cost -- $266,924,865**)                                                                $231,949,594
---------------------------------------------------------------------------------------------------------------

* Non-income producing security.
**Aggregate cost for Federal income tax purposes is $267,763,574.

  Abbreviation used in this schedule:
  ADR -- American Depositary Receipt

                      See Notes to Financial Statements.

   7 Smith Barney Premier Selections Large Cap Fund | 2003 Annual Report to
                                 Shareholders

 STATEMENT OF ASSETS AND LIABILITIES                              APRIL 30, 2003


ASSETS:
  Investments, at value (Cost -- $266,924,865)               $ 231,949,594
  Cash                                                               1,423
  Dividends and interest receivable                                217,839
  Receivable for Fund shares sold                                   32,362
--------------------------------------------------------------------------
  Total Assets                                                 232,201,218
--------------------------------------------------------------------------
LIABILITIES:
  Payable for Fund shares purchased                                142,639
  Management fee payable                                           139,905
  Distribution fees payable                                         66,959
  Accrued expenses                                                 188,389
--------------------------------------------------------------------------
  Total Liabilities                                                537,892
--------------------------------------------------------------------------
Total Net Assets                                             $ 231,663,326
--------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares                                $      34,384
  Capital paid in excess of par value                          448,584,720
  Undistributed net investment income                              640,600
  Accumulated net realized loss from security transactions    (182,621,107)
  Net unrealized depreciation of investments                   (34,975,271)
--------------------------------------------------------------------------
Total Net Assets                                             $ 231,663,326
--------------------------------------------------------------------------
Shares Outstanding:
  Class A                                                        7,459,171
---------------------------------------------------------------------------
  Class B                                                       15,871,392
---------------------------------------------------------------------------
  Class L                                                       11,053,167
---------------------------------------------------------------------------
Net Asset Value:
  Class A (and redemption price)                                     $6.89
---------------------------------------------------------------------------
  Class B *                                                          $6.70
---------------------------------------------------------------------------
  Class L **                                                         $6.70
---------------------------------------------------------------------------
Maximum Public Offering Price Per Share:
  Class A (net asset value plus 5.26% of net asset value
   per share)                                                        $7.25
---------------------------------------------------------------------------
  Class L (net asset value plus 1.01% of net asset value
   per share)                                                        $6.77
--------------------------------------------------------------------------

 *Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed within one year from initial purchase (See Note 2). **Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase (See Note 2).

                      See Notes to Financial Statements.

   8 Smith Barney Premier Selections Large Cap Fund | 2003 Annual Report to
                                 Shareholders

 STATEMENT OF OPERATIONS                       FOR THE YEAR ENDED APRIL 30, 2003



INVESTMENT INCOME:
  Dividends                                                   $   5,638,431
  Interest                                                            7,786
  Less: Foreign withholding tax                                     (14,470)
---------------------------------------------------------------------------
  Total Investment Income                                         5,631,747
---------------------------------------------------------------------------
EXPENSES:
  Distribution fees (Note 7)                                      2,348,406
  Management fee (Note 2)                                         2,112,600
  Shareholder servicing fees (Note 7)                               332,218
  Shareholder communications (Note 7)                                58,069
  Registration fees                                                  38,950
  Audit and legal                                                    37,915
  Custody                                                            31,991
  Directors' fees                                                    18,679
  Other                                                              12,319
---------------------------------------------------------------------------
  Total Expenses                                                  4,991,147
---------------------------------------------------------------------------
Net Investment Income                                               640,600
---------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 3):
  Realized Loss From Security Transactions (excluding
  short-term securities):
   Proceeds from sales                                          237,976,475
   Cost of securities sold                                      401,789,305
---------------------------------------------------------------------------
  Net Realized Loss                                            (163,812,830)
---------------------------------------------------------------------------
  Change in Net Unrealized Depreciation of Investments:
   Beginning of year                                            (81,239,536)
   End of year                                                  (34,975,271)
---------------------------------------------------------------------------
  Decrease in Net Unrealized Depreciation                        46,264,265
---------------------------------------------------------------------------
Net Loss on Investments                                        (117,548,565)
---------------------------------------------------------------------------
Decrease in Net Assets From Operations                        $(116,907,965)
---------------------------------------------------------------------------

                      See Notes to Financial Statements.

   9 Smith Barney Premier Selections Large Cap Fund | 2003 Annual Report to
                                 Shareholders

 STATEMENTS OF CHANGES IN NET ASSETS               FOR THE YEARS ENDED APRIL 30,


                                                        2003            2002
----------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss)                     $      640,600  $   (1,277,288)
  Net realized loss                                  (163,812,830)     (4,710,031)
  (Increase) decrease in net unrealized
   depreciation                                        46,264,265     (76,133,654)
----------------------------------------------------------------------------------
  Decrease in Net Assets From Operations             (116,907,965)    (82,120,973)
----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares                      4,981,902      17,558,705
  Cost of shares reacquired                           (84,009,286)   (125,714,421)
----------------------------------------------------------------------------------
  Decrease in Net Assets From Fund Share
   Transactions                                       (79,027,384)   (108,155,716)
----------------------------------------------------------------------------------
Decrease in Net Assets                               (195,935,349)   (190,276,689)

NET ASSETS:
  Beginning of year                                   427,598,675     617,875,364
----------------------------------------------------------------------------------
  End of year*                                     $  231,663,326  $  427,598,675
----------------------------------------------------------------------------------
* Includes undistributed net investment income of:       $640,600              --
----------------------------------------------------------------------------------

                      See Notes to Financial Statements.

   10 Smith Barney Premier Selections Large Cap Fund | 2003 Annual Report to
                                 Shareholders

 NOTES TO FINANCIAL STATEMENTS


1. Significant Accounting Policies

The Smith Barney Premier Selections Large Cap Fund ("Fund"), a separate investment fund of the Smith Barney Investment Funds Inc. ("Series"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Series consists of this Fund and eight other separate investment funds: Smith Barney Investment Grade Bond Fund, Smith Barney Government Securities Fund, Smith Barney Small Cap Growth Fund, Smith Barney Hansberger Global Value Fund, Smith Barney Small Cap Value Fund, Smith Barney Premier Selections All Cap Growth Fund, Smith Barney Premier Selections Global Growth Fund and Smith Barney Group Spectrum Fund. The financial statements and financial highlights for the other funds are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, in the absence of sales, at the mean between the closing bid and asked prices; over-the-counter securities are valued at the mean between the bid and asked prices; securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Investments in securities for which market quotations are not available are valued at fair value as determined in good faith by the Board of Directors; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date and interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) direct expenses are charged to each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets by class; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; the Fund distributes dividends and capital gains, if any, annually; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America; ( j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The Fund pays SBFM a management fee calculated at an annual rate of 0.75% of the average daily net assets. This fee is calculated daily and paid monthly.

Citicorp Trust Bank, fsb. ("CTB"), formerly known as Travelers Bank & Trust, fsb., another subsidiary of Citigroup, acts as the Fund's transfer agent. PFPC Global Fund Services ("PFPC") and Primerica Shareholder Services ("PSS"), another subsidiary of Citigroup, act as the Fund's sub-transfer agents. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC and PSS are responsible for shareholder recordkeeping and financial processing for all shareholder accounts and are paid by CTB. For the year ended April 30, 2003, the Fund paid transfer agent fees of $286,435 to CTB.

   11 Smith Barney Premier Selections Large Cap Fund | 2003 Annual Report to
                                 Shareholders

Citigroup Global Markets Inc. ("CGM"), formerly known as Salomon Smith Barney Inc., and PFS Distributors, Inc., both of which are subsidiaries of Citigroup, act as the Fund's distributors. In addition, CGM and certain other broker-dealers continue to sell Fund shares to the public as members of the selling group. For the year ended April 30, 2003, CGM and its affiliates received brokerage commissions of $15,740.

There are maximum initial sales charges of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the year ended April 30, 2003, CGM and its affiliates received sales charges of approximately $25,000 and $12,000 on sales of the Fund's Class A and L shares, respectively. In addition, for the year ended April 30, 2003, CDSCs paid to CGM and its affiliates were approximately:

                                    Class B  Class L
----------------------------------------------------
CDSCs                               $459,000 $1,000
---------------------------------------------------

All officers and one Director of the Series are employees of Citigroup or its affiliates.

3. Investments

During the year ended April 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term securities, but excluding short-term securities) were as follows:

----------------------------------------------------
Purchases                                $156,446,993
----------------------------------------------------
Sales                                     237,976,475
----------------------------------------------------

At April 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

-----------------------------------------------------
Gross unrealized appreciation            $ 17,238,599
Gross unrealized depreciation             (53,052,579)
-----------------------------------------------------
Net unrealized depreciation              $(35,813,980)
-----------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of ) U.S. government securities from securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day), at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

   12 Smith Barney Premier Selections Large Cap Fund | 2003 Annual Report to
                                 Shareholders

5. Capital Loss Carryforward

At April 30, 2003, the Fund had, for Federal income tax purposes, approximately $107,155,000 of unused capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

The amount and year of expiration for each carryforward loss is indicated below. Expiration occurs on April 30 of the year indicated:

                                       2010        2011
-----------------------------------------------------------
Carryforward Amounts                $18,808,000 $88,347,000
----------------------------------------------------------

In addition, the Fund had $74,627,355 of capital losses realized after October 31, 2002, which were deferred for tax purposes to the first day of the following fiscal year.

6. Income Tax Information and Distributions to Shareholders

At April 30, 2003, the tax basis components of distributable earnings were:

-------------------------------------------------
Undistributed ordinary income       $     640,600
-------------------------------------------------
Accumulated capital losses           (107,155,043)
-------------------------------------------------
Unrealized depreciation               (35,813,980)
-------------------------------------------------

The difference between book basis and tax basis unrealized depreciation is attributable primarily to wash sale loss deferrals.

For the year ended April 30, 2003, the Fund did not make any distributions.

7. Class Specific Expenses

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and L shares calculated at the annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at the annual rate of 0.75% of the average daily net assets of each class, respectively. For the year ended April 30, 2003, total Distribution Plan fees incurred, which are accrued daily and paid monthly, were as follows:

                                    Class A    Class B   Class L
-----------------------------------------------------------------
Distribution Plan Fees              $156,132  $1,285,247 $907,027
----------------------------------------------------------------

For the year ended April 30, 2003, total Shareholder Servicing fees were as follows:

                                    Class A Class B  Class L
------------------------------------------------------------
Shareholder Servicing Fees          $77,990 $156,127 $98,101
-----------------------------------------------------------

For the year ended April 30, 2003, total Shareholder Communication expenses were as follows:

                                    Class A Class B Class L
-----------------------------------------------------------
Shareholder Communication Expenses  $10,822 $28,287 $18,960
----------------------------------------------------------

   13 Smith Barney Premier Selections Large Cap Fund | 2003 Annual Report to
                                 Shareholders

8. Capital Shares

At April 30, 2003, the Series had 10 billion shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

                            Year Ended                Year Ended
                          April 30, 2003            April 30, 2002
                     ------------------------  ------------------------
                       Shares       Amount       Shares       Amount
------------------------------------------------------------------------
Class A
Shares sold             220,131  $  1,586,505     492,654  $  5,154,919
Shares reacquired    (2,559,537)  (18,400,445) (2,637,031)  (26,789,824)
-----------------------------------------------------------------------
Net Decrease         (2,339,406) $(16,813,940) (2,144,377) $(21,634,905)
-----------------------------------------------------------------------
Class B
Shares sold             266,264  $  1,881,304     558,206  $  5,695,733
Shares reacquired    (5,171,677)  (36,515,921) (5,147,635)  (52,011,688)
-----------------------------------------------------------------------
Net Decrease         (4,905,413) $(34,634,617) (4,589,429) $(46,315,955)
-----------------------------------------------------------------------
Class L
Shares sold             214,031  $  1,514,093     659,682  $  6,708,053
Shares reacquired    (4,092,649)  (29,092,920) (4,631,314)  (46,912,909)
-----------------------------------------------------------------------
Net Decrease         (3,878,618) $(27,578,827) (3,971,632) $(40,204,856)
-----------------------------------------------------------------------

   14 Smith Barney Premier Selections Large Cap Fund | 2003 Annual Report to
                                 Shareholders

 FINANCIAL HIGHLIGHTS


For a share of each class of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

Class A Shares                            2003/(1)/    2002/(1)/    2001/(1)/       2000/(1)(2)/
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $9.55       $11.10       $12.34          $11.40
----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income                        0.06         0.03         0.03            0.02
 Net realized and unrealized gain (loss)     (2.72)       (1.58)       (1.12)           0.92
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          (2.66)       (1.55)       (1.09)           0.94
----------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                             --           --        (0.15)             --
 Capital                                        --           --        (0.00)*            --
----------------------------------------------------------------------------------------------
Total Distributions                             --           --        (0.15)             --

--------------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $6.89       $ 9.55       $11.10          $12.34
----------------------------------------------------------------------------------------------
Total Return                                (27.85)%     (13.96)%      (8.93)%          8.25%++
----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)             $51,360      $93,551     $132,618        $172,141
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.19%        1.18%        1.16%           1.17%+
 Net investment income                        0.81         0.34         0.27            0.29+
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         55%          37%          10%             15%
----------------------------------------------------------------------------------------------

Class B Shares                              2003/(1)/    2002/(1)/    2001/(1)/       2000/(1)(2)/
--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $9.35       $10.96       $12.28          $11.40
----------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                 0.00*       (0.04)       (0.06)          (0.04)
 Net realized and unrealized gain (loss)     (2.65)       (1.57)       (1.11)           0.92
----------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          (2.65)       (1.61)       (1.17)           0.88
----------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                             --           --        (0.15)             --
 Capital                                        --           --        (0.00)*            --
----------------------------------------------------------------------------------------------
Total Distributions                             --           --        (0.15)             --
----------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $6.70       $ 9.35       $10.96          $12.28
----------------------------------------------------------------------------------------------
Total Return                                (28.34)%     (14.69)%      (9.63)%          7.72%++
----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)            $106,276     $194,364     $278,048        $348,987
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.94%        1.92%        1.93%           1.94%+
 Net investment income (loss)                 0.06        (0.41)       (0.51)          (0.48)+
----------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         55%          37%          10%             15%
----------------------------------------------------------------------------------------------

(1) Per share amounts have been calculated using the monthly average shares method.
(2) For the period from August 31, 1999 (inception date) to April 30, 2000.
 *  Amount represents less than $0.01 per share.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

   15 Smith Barney Premier Selections Large Cap Fund | 2003 Annual Report to
                                 Shareholders

For a share of each class of capital stock outstanding throughout each year ended April 30, unless otherwise noted:

Class L Shares                              2003/(1)/    2002/(1)/    2001/(1)/    2000/(1)(2)/
-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year           $9.35       $10.96       $12.28         $11.40
-------------------------------------------------------------------------------------------
Income (Loss) From Operations:
 Net investment income (loss)                 0.00*       (0.04)       (0.06)         (0.04)
 Net realized and unrealized gain (loss)     (2.65)       (1.57)       (1.11)          0.92
-------------------------------------------------------------------------------------------
Total Income (Loss) From Operations          (2.65)       (1.61)       (1.17)          0.88
-------------------------------------------------------------------------------------------
Less Distributions From:
 Net realized gains                             --           --        (0.15)            --
 Capital                                        --           --        (0.00)*           --
-------------------------------------------------------------------------------------------
Total Distributions                             --           --        (0.15)            --
-------------------------------------------------------------------------------------------
Net Asset Value, End of Year                 $6.70       $ 9.35       $10.96         $12.28
-------------------------------------------------------------------------------------------
Total Return                                (28.34)%     (14.69)%      (9.63)%         7.72%++
-------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)             $74,027     $139,684     $207,209       $262,750
-------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
 Expenses                                     1.93%        1.92%        1.93%          1.93%+
 Net investment income (loss)                 0.07        (0.41)       (0.51)         (0.48)+
-------------------------------------------------------------------------------------------
Portfolio Turnover Rate                         55%          37%          10%            15%
-------------------------------------------------------------------------------------------

(1)Per share amounts have been calculated using the monthly average shares method.
(2)For the period from August 31, 1999 (inception date) to April 30, 2000. *Amount represents less than $0.01 per share.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 +Annualized.

   16 Smith Barney Premier Selections Large Cap Fund | 2003 Annual Report to
                                 Shareholders

 INDEPENDENT AUDITORS' REPORT


To the Shareholders and Board of Directors of Smith Barney Investment Funds Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Smith Barney Premier Selections Large Cap Fund ("Fund'') of Smith Barney Investment Funds Inc. as of April 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the three-year period then ended and for the period from August 31, 1999 (commencement of operations) to April 30, 2000. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statements presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of April 30, 2003, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the three-year period then ended and for the period from August 31, 1999 to April 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG

New York, New York
June 13, 2003

   17 Smith Barney Premier Selections Large Cap Fund | 2003 Annual Report to
                                 Shareholders

 ADDITIONAL INFORMATION (UNAUDITED)


Information about Directors and Officers
The business and affairs of the Smith Barney Premier Selections Large Cap Fund ("Fund") are managed under the direction of the Board of Directors of Smith Barney Investment Funds Inc. ("Series"). Information pertaining to the Directors and certain Officers of the Series is set forth below. The Statement of Additional Information includes additional information about the Series Directors and is available, without charge, upon request by calling the Fund's transfer agent (Citicorp Trust Bank, fsb. at 1-800-451-2010) or the Fund's sub-transfer agent (Primerica Shareholder Services at 1-800-544-5445).

                                                                                            Number
                                                                                         of Portfolios
                                                                  Principal                 in Fund
                                      Term of Office*           Occupation(s)               Complex         Other
Name, Address and    Position(s) Held  and Length of             During Past               Overseen     Directorships
Age                     with Fund       Time Served              Five Years               by Director  Held by Director
-----------------------------------------------------------------------------------------------------------------------
Non-Interested
 Directors:
Paul R. Ades             Director          Since      Law Firm of Paul R. Ades, PLLC;         15             None
Paul R. Ades, PLLC                         1994       Partner in Law Firm of Murov &
181 West Main Street                                  Ades, Esqs.
Suite C
Babylon, NY 11702
Age 62

Herbert Barg             Director          Since      Retired                                 42             None
1460 Drayton Lane                          1994
Wynnewood, PA 19096
Age 79

Dwight B. Crane          Director          Since      Professor, Harvard Business School      49             None
Harvard Business                           1981
 School
Soldiers Field
Morgan Hall #375
Boston, MA 02163
Age 65

Frank G. Hubbard         Director          Since      President of Avatar International,      15             None
Avatar                                     1993       Inc. (Business Development) (since
 International, Inc.                                  1998); Vice President of S&S
87 Whittredge Road                                    Industries (Chemical Distribution)
Summit, NJ 07901                                      (1995-1998)
Age 65

Jerome H. Miller         Director          Since      Retired                                 15             None
c/o R. Jay Gerken                          1998
Citigroup Global
 Markets Inc.
399 Park Avenue,
 4th Floor
New York, NY 10022
Age 64

Ken Miller               Director          Since      President of Young Stuff Apparel        15             None
Young Stuff Apparel                        1994       Group, Inc. (since 1963)
 Group, Inc.
930 Fifth Avenue
New York, NY 10021
Age 61

   18 Smith Barney Premier Selections Large Cap Fund | 2003 Annual Report to
                                 Shareholders

                                                                                                      Number
                                                                                                   of Portfolios
                                                                            Principal                 in Fund
                                                Term of Office*           Occupation(s)               Complex         Other
                              Position(s) Held   and Length of             During Past               Overseen     Directorships
Name, Address and Age            with Fund        Time Served              Five Years               by Director  Held by Director
---------------------------------------------------------------------------------------------------------------------------------
Interested Director:
R. Jay Gerken**              Chairman,               Since      Managing Director of Citigroup          225            None
CGM                          President               2002       Global Markets Inc. ("CGM");
399 Park Avenue, 4th Floor   and Chief                          Chairman, President and Chief
New York, NY 10022           Executive Officer                  Executive Officer of Smith Barney
Age 52                                                          Fund Management LLC ("SBFM"),
                                                                Travelers Investment Adviser, Inc.
                                                                ("TIA") and Citi Fund Management
                                                                Inc.
Officers:
Lewis E. Daidone             Senior Vice             Since      Managing Director of CGM and            N/A            N/A
CGM                          President               1993       Director and Senior Vice President
125 Broad Street, 11th Floor and Chief                          of SBFM and TIA
New York, NY 10004           Administrative
Age 45                       Officer

Richard L. Peteka            Chief Financial         Since      Director and Head of Internal           N/A            N/A
CGM                          Officer and             2002       Control for Citigroup Asset
125 Broad Street, 11th Floor Treasurer                          Management U.S. Mutual Fund
New York, NY 10004                                              Administration from 1999-2002;
Age 41                                                          Vice President, Head of Mutual
                                                                Fund Administration and Treasurer
                                                                at Oppenheimer Capital from
                                                                1996-1999

Alan J. Blake                Vice President and      Since      Managing Director of CGM and            N/A            N/A
CGM                          Investment Officer      1999       Investment Officer of SBFM
399 Park Avenue, 4th Floor
New York, NY 10022
Age 54

John B. Cunningham, CFA      Vice President and      Since      Managing Director of CGM and            N/A            N/A
CGM                          Investment Officer      2003       Salomon Brothers Asset
399 Park Avenue, 4th Floor                                      Management Inc and Investment
New York, NY 10022                                              Officer of SBFM
Age 38

Kaprel Ozsolak               Controller              Since      Vice President of CGM                   N/A            N/A
CGM                                                  2002
125 Broad Street, 11th Floor
New York, NY 10004
Age 37

Christina T. Sydor           Secretary               Since      Managing Director of CGM;               N/A            N/A
CGM                                                  1993       General Counsel and Secretary of
300 First Stamford Place                                        SBFM and TIA
4th Floor
Stamford, CT 06902
Age 52

--------
 *Each Director and Officer serves until his or her successor has been duly elected and qualified.
**Mr. Gerken is a Director who is an "interested person" of the Series as defined in the Investment Company Act of 1940, as amended, because Mr. Gerken is an officer of SBFM and certain of its affiliates.

   19 Smith Barney Premier Selections Large Cap Fund | 2003 Annual Report to
                                 Shareholders

                                 SMITH BARNEY
                       PREMIER SELECTIONS LARGE CAP FUND



         DIRECTORS                    INVESTMENT MANAGER
         Paul R. Ades                 Smith Barney Fund Management LLC
         Herbert Barg
         Dwight B. Crane              DISTRIBUTORS
         R. Jay Gerken, Chairman      Citigroup Global Markets Inc.
         Frank G. Hubbard             PFS Distributors, Inc.
         Jerome H. Miller
         Ken Miller                   CUSTODIAN
                                      State Street Bank and
         OFFICERS                       Trust Company
         R. Jay Gerken
         President and Chief          TRANSFER AGENT
         Executive Officer            Citicorp Trust Bank, fsb.
                                      125 Broad Street, 11th Floor
         Lewis E. Daidone             New York, New York 10004
         Senior Vice President and
         Chief Administrative Officer SUB-TRANSFER AGENTS
                                      PFPC Global Fund Services
         Richard L. Peteka            P.O. Box 9699
         Chief Financial Officer      Providence, Rhode Island
         and Treasurer                02940-9699

         Alan J. Blake                Primerica Shareholder Services
         Vice President and           P.O. Box 9662
         Investment Officer           Providence, Rhode Island
                                      02940-9662
         John B. Cunningham, CFA
         Vice President and
         Investment Officer

         Kaprel Ozsolak
         Controller

         Christina T. Sydor
         Secretary

   Smith Barney Premier Selections Large Cap Fund



 This report is submitted for the general information of shareholders of Smith Barney Investment Funds Inc. -- Smith Barney Premier Selections Large Cap Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2003, this report must be accompanied by performance information for the most recently completed calendar quarter.

 SMITH BARNEY PREMIER SELECTIONS
 LARGE CAP FUND
 Smith Barney Mutual Funds
 125 Broad Street
 10th Floor, MF-2
 New York, New York 10004

 For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

 www.smithbarneymutualfunds.com



 (C)2003 Citigroup Global Markets Inc. Member NASD, SIPC

 FD01903 6/03                                                            03-4965

ITEM 2.  CODE OF ETHICS.

         Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

         (b) In the last 90 days, there have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 10. EXHIBITS.

         (a)  Not applicable.

         (b)  Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Investment Funds Inc.

By:  /s/ R. Jay Gerken
     R. Jay Gerken
     Chief Executive Officer of
     Smith Barney Investment Funds Inc.

Date: June 27, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ R. Jay Gerken
     (R. Jay Gerken)
     Chief Executive Officer of
     Smith Barney Investment Funds Inc.

Date: June 27, 2003

By:  /s/ Richard Peteka
     Chief Financial Officer of
     Smith Barney Investment Funds Inc.

Date: June 27, 2003